Securities at amortized cost_Changes in carrying amount of securities at amortized cost (Details) - KRW (₩)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Explanation of changes in gross carrying amount for securities at amortised cost [Line Items]
Beginning balance		₩ 22,939,484,000,000	₩ 16,749,296,000,000
Increase (decrease) in impairment loss securities at amortised cost [Abstract]
Transfer to 12-month expected credit losses		0	0
Transfer to lifetime expected credit losses		0	0
Transfer to credit-impaired financial assets		0	0
Acquisition		6,092,078,000,000	15,622,847,000,000
Disposal / Redemption		(8,709,947,000,000)	(9,426,757,000,000)
Amortization based on effective interest method		(3,286,000,000)	(7,970,000,000)
Others	[1]	7,721,000,000	2,068,000,000
Ending balance		20,326,050,000,000	22,939,484,000,000
Securities at amortized cost | Stage 1
Explanation of changes in gross carrying amount for securities at amortised cost [Line Items]
Beginning balance		22,939,484,000,000	16,749,296,000,000
Increase (decrease) in impairment loss securities at amortised cost [Abstract]
Transfer to 12-month expected credit losses		0	0
Transfer to lifetime expected credit losses		0	0
Transfer to credit-impaired financial assets		0	0
Acquisition		6,092,078,000,000	15,622,847,000,000
Disposal / Redemption		(8,709,947,000,000)	(9,426,757,000,000)
Amortization based on effective interest method		(3,286,000,000)	(7,970,000,000)
Others	[1]	7,721,000,000	2,068,000,000
Ending balance		20,326,050,000,000	22,939,484,000,000
Securities at amortized cost | Stage 2
Explanation of changes in gross carrying amount for securities at amortised cost [Line Items]
Beginning balance		0	0
Increase (decrease) in impairment loss securities at amortised cost [Abstract]
Transfer to 12-month expected credit losses		0	0
Transfer to lifetime expected credit losses		0	0
Transfer to credit-impaired financial assets		0	0
Acquisition		0	0
Disposal / Redemption		0	0
Amortization based on effective interest method		0	0
Others	[1]	0	0
Ending balance		0	0
Securities at amortized cost | Stage 3
Explanation of changes in gross carrying amount for securities at amortised cost [Line Items]
Beginning balance		0	0
Increase (decrease) in impairment loss securities at amortised cost [Abstract]
Transfer to 12-month expected credit losses		0	0
Transfer to lifetime expected credit losses		0	0
Transfer to credit-impaired financial assets		0	0
Acquisition		0	0
Disposal / Redemption		0	0
Amortization based on effective interest method		0	0
Others	[1]	0	0
Ending balance		₩ 0	₩ 0

[1]	Others consist of foreign currencies translation, etc.